November 30, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:      Credit Suisse Capital Funds -- Absolute Return Fund
         (File Nos. 33-03706 and 811-04604) (the "Fund")
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Ladies and Gentlemen:

     On behalf of the Fund, this letter responds to the comments provided to Roman A. Bejger by Mr. Christian Sandoe of the staff of the Securities and Exchange Commission ("SEC") in telephone conversations on May 4, 2006 and May 8, 2006 with respect to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of Credit Suisse Capital Funds (the "Fund") under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "Amendment"), which was filed with the SEC on March 22, 2006. The comments and the Fund's responses are set forth below. Because Credit Suisse has no current intention to launch the Long-Short Market Neutral Fund or the U.S. Multi-Cap Research Fund, no responses are provided to comments about these two funds.

     This letter and an Amendment relating solely to the Absolute Return Fund and reflecting changes made in response to the comments, as well as certain other changes, are being filed today with the SEC via EDGAR. Please note that the Total Return Global Fund has been renamed as the Absolute Return Fund. In addition, the Fund's disclosure has been revised to permit it to achieve its objective by either investing in equity or debt securities directly or indirectly through investments in exchange-traded funds. Capitalized terms used but not defined herein have the meanings given to them in the Amendment.

     A. Absolute Return Fund (Class A and C Prospectus)

     Comment 1: Please clarify the allocation of investments among the different types of securities.

     Response: No change has been made in response to this comment, as the Prospectus already clearly states that the allocation of investments among the different types of securities will vary based on market conditions in the discretion of the portfolio managers. We


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Securities and Exchange Commission
November 30, 2006
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understand from the investment adviser that there is no current intent to maintain specified portions of the Fund's assets in equity, debt or money market securities.

     Comment 2: With regard to debt securities, what is the expected maturity and quality?

     Response: We have added disclosure to address this matter. Please see page 10 of the Prospectus.

     Comment 3: With regard to equity securities, what is the strategy with regard to market capitalization?

     Response: We have added disclosure to address this matter. Please see page 10 of the Prospectus.

     Comment 4: Please expand the definitions of debt and equity.

     Response: We have added disclosure concerning equity securities. Please see page 11 of the Prospectus. The types of debt securities are already listed under "Goal and Strategies -- Portfolio Investments."

     Comment 5: Please revise the basis on which the fund is considered
"global."

     Response: This comment is no longer applicable due to the change in the Fund's name.

     Comment 6: Indicate the percentage of investments that will be made outside of the United States.

     Response: This comment is no longer applicable due to the change in the Fund's name.

     Comment 7: In the Commodity Risk paragraph under "A Word About Risk" delete the phrase "creates an opportunity for increased return."

     Response: We believe that the text provides an accurate description of the impact of leverage and, in a very short form, tells an investor why a leveraged derivative might be used and tells them the risk. We consider both to be appropriate disclosures and equally prominent.

     Comment 8: In the Speculative Exposure Risk paragraph under "A Word About Risk" delete the phrase "Gains or."

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Securities and Exchange Commission
November 30, 2006
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     Response: We believe that the text provides an accurate description of the potential risk and believe that the reference to gains is neither confusing nor misleading when presented with equal prominence.

     Comment 9: In the "Investor Profile" section, delete the text "have longer time horizons" and replace with "are long term investors."

     Response: We believe that the existing text is accurate and is consistent with prior Credit Suisse prospectuses.

     Comment 10: In the Fees and Fund Expenses table please delete "as applicable" and replace with "the lower of."

     Response: We have revised the document to address this matter.

     Comment 11: In the footnote to the Fees and Fund Expenses table replace "below" with "above."

     Response: We have added language to clarify this matter.

     Comment 12: In the "Goal and Strategies" section please discuss the possible use of leverage.

     Response: We have revised the document to address this matter.

     Comment 13: In the "Goal and Strategies" section please clarify that the 30% limit on emerging market investments is included in the maximum limit on junk bond investments.

     Response: We have revised the document to address this matter.

     Comment 14: In the "Goal and Strategies" section please clarify the investment strategies.

     Response: We have revised the document to address this matter.

     Comment 15: In the "Goal and Strategies" section please verify that short selling is not a principal strategy.

     Response: The investment adviser has informed us that short selling will not be a principal strategy for the fund.


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     Comment 16: In the "Goal and Strategies" section please ensure that all principal strategies are discussed in detail.

     Response: Based on conversations with the investment adviser, all principal strategies have been addressed.

     Comment 17: In the Risk Factors section under "Goal and Strategies" please clarify the types of collective investment vehicles that the fund may invest in.

     Response: We have added disclosure to address this matter. Please see page 11 of the Prospectus.

     Comment 18: In the "More About Risk" section please insert small- and mid-cap risk factors.

     Response: We have revised the document to address this matter.

     Comment 19: In the "Meet the Managers" section describe the role of each portfolio manager and state that they have "served since inception."

     Response: We have revised the document to address this matter.

     Comment 20: In the Share Valuation section under "More About Your Fund" please clarify the Board's role in valuing illiquid investments.

     Response: We have revised the document to address this matter.

     Comment 21: Please insert a reference to the approval of the investment advisory contract.

     Response: We have revised the document to address this matter. Please see page 8 of the Prospectus.


     B. Absolute Return Fund (Common Class Prospectus)

     Comment 22: The text relating to Common Class shareholders as of the close of business on December 12, 2001 on the first page may be misleading for a new fund.

     Response: We have revised the document to address this matter.


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Securities and Exchange Commission
November 30, 2006
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     C. Statement of Additional Information

     Comment 23: In the "Investment Restrictions" section please insert the caveat that there is no need to adjust holdings for percentage restrictions "except with regard to restrictions on borrowing."

     Response: We have revised the document to address this matter.

     Comment 24: In the "Portfolio Managers' Compensation" section please identify the benchmarks for each portfolio manager's compensation.

     Response: We have revised the document to address this matter.


                                    * * * * *


     The Fund will file a Tandy representation by separate EDGAR correspondence today. We view the revisions to the documents as relatively minor and as not raising any problem areas that warrant special attention. The Fund intends to launch on about December 29, 2006, so we would appreciate receiving any staff comments as soon as practicable.

     If you have any questions, please do not hesitate to call the undersigned at (212) 728-8861 or Rose DiMartino at (212) 728-8215.

Sincerely,


/s/ Roman A. Bejger
-------------------
Roman A. Bejger

Enclosures

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Securities and Exchange Commission
November 30, 2006
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cc:  Christian Sandoe, Division of Investment Management, Securities and
     Exchange Commission
     Curtis Young, Division of Investment Management, Securities and Exchange Commission
     J. Kevin Gao, Esq., Credit Suisse Asset Management, LLC
     Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP

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